Leases - Summary of Right-of-use Assets (Details)	12 Months Ended
Mar. 31, 2020 CAD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Business acquisition (note 4)	$ 499,797
Additions	54,063
Amortization for the period	(378,309)
Effect of movements in exchange rates	33,959
Ending balance	1,386,254
IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1,176,744
Building and building components
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Business acquisition (note 4)	499,797
Amortization for the period	(364,740)
Effect of movements in exchange rates	33,959
Ending balance	1,307,745
Building and building components | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	1,138,729
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions	54,063
Amortization for the period	(13,569)
Ending balance	78,509
Equipment | IFRS 16
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 38,015